PROMISSORY AND CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
PROMISSORY AND CONVERTIBLE NOTES

6.  PROMISSORY AND CONVERTIBLE NOTES

On October 11, 2017, we entered into Investor Letters, pursuant to which certain persons agreed to purchase securities of the Company on similar terms as certain offerings of the Company that are consummated prior to December 31, 2017, or, if such an offering is not consummated, the purchase amount will be converted into a secured promissory note that matures on January 31, 2018 (which, at the investor’s option, may be converted into common shares of the Company). We received aggregate proceeds of $100,000. No such offerings were consummated prior to December 31, 2017, and such notes were converted into Unsecured Debentures on January 31, 2018 (see below), which have been converted into common shares on February 27, 2019.

On November 15, 2017, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $196,237. Lenders of the promissory notes were issued 2,133,333 common share warrants at an exercise price of $0.075 per share with an expiry date of November 16, 2022. On January 31, 2018 $148,745 of the promissory notes were repaid and $47,932 of the promissory notes were exchanged for Unsecured Debentures. On February 27, 2019, we entered into an agreement to cancel the warrants in exchange for 31,109,865 common shares of the Company.

On January 31, 2018, we entered into a secured convertible debenture agreement (the “Secured Debentures”) for total proceeds of $1,218,620 (CDN$1,500,000), issued in two installments. The Secured Debentures were secured against the general assets and intellectual property of the Company. Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price. The Secured Debentures were due on July 31, 2018 and bore interest at 10% per annum. The initial installment of the Secured Debentures was issued on January 31, 2018 for proceeds of $609,310 (CDN$750,000). On March 19, 2018, the final instalment of $573,307 (CDN$750,000) was received. On February 27, 2019, as part of the recapitalization, we entered into an agreement to convert the Secured Debentures and right to receive warrants into 1,268,274,936 common shares.

On January 31, 2018, certain promissory notes with an aggregate principal amount of $311,967 (CDN$384,000) outstanding at December 31, 2017 were exchanged for unsecured convertible debentures (the “Unsecured Debentures”). From January 1, 2018 to January 31, 2018, we issued an additional $20,098 (CDN$25,000) Unsecured Debentures for total proceeds of $332,065 (CDN$409,000). On March 19, 2018, an installment of the Unsecured Debentures in the amount of $382,263 (CDN$500,000) was received. Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price. The Unsecured Debentures were due on July 31, 2018 and bore interest at 10% per annum. On February 27, 2019, we entered into an agreement to convert the Unsecured Debentures and the right to receive warrants an into 276,809,884 common shares.

On September 27, 2018, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CDN$111,110), including $11,110 of original issue discount. On February 27, 2019, promissory notes with an aggregate principal amount of $85,756 (CDN$111,110) were exchanged for unsecured debentures for a bridge loan. On February 28, 2019, we entered into an agreement to convert the note into 54,203,662 common shares.

On October 31, 2018, we issued demand senior secured promissory notes in the aggregate principal amount of $57,000 (CDN $72,960).

On December 5, 2018, we entered a securities purchase agreement for $141,000 (CDN $168,691), including $13,000 of original issue discount. Under the terms of the agreement, the principal amount and accrued interest is convertible into common shares of the Company at a conversion price equal to 73% of the market price. The conversion of the debentures is at the option of the holder between 180 days following the issue of the debentures and the maturity date. The debentures are due on December 5, 2019 and bear interest at 8% per annum.